TAXATION (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	May 18, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		25.00%	25.00%	25.00%
Estimated carry forward losses			$ 77
Reduced corporate tax rate	12.00%	16.00%
Corporate tax rate deductible amortization period	8 years
Future expectation recorded deferred tax assets	$ 57
USA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		21.00%
Malta [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		35.00%
Luxemburg corporation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate					24.94%
Israeli corporate tax rates [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate			23.00%